Discontinued operations and assets and liabilities of disposal groups (Details) € in Billions			12 Months Ended
	Dec. 17, 2021 item	Jun. 28, 2021 EUR (€)	Dec. 31, 2021 item
Disclosure of analysis of single amount of discontinued operations [line items]
Number of legally binding agreements for sale of business | item			2
Allied Irish Banks, p.l.c
Disclosure of analysis of single amount of discontinued operations [line items]
Binding sale agreement transfer amount | €		€ 4.2
Binding sale agreement, additional amount of undrawn exposures | €		€ 2.8
Permanent TSB Group Holdings p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Approximate number of employees will have the right to transfer | item	450